Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of December 31, 2022		As of December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value

	(in thousands of $)
Cash and cash equivalents	$267,668	$267,668	$129,410	$129,410
Restricted cash (2)	—	—	$346	$346
Equity participation ZIM	—	—	$423,024	$423,024
Secured long-term debt, including current portion (1)	$175,250	$175,250	$842,035	$842,035
Unsecured long-term debt (1)	$262,766	$255,868	$300,000	$300,000

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2022 (in thousands):

	Fair Value Measurements
	as of December 31, 2022
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Cash and cash equivalents	$267,668	$267,668	$—	$—
Secured long-term debt, including current portion (1)	$175,250	$—	$175,250	$—
Unsecured long-term debt (1)	$255,868	$255,868	$—	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2021 (in thousands):

	Fair Value Measurements
	as of December 31, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Equity participation ZIM	$423,024	$423,024	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2021 (in thousands):

	Fair Value Measurements
	as of December 31, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Cash and cash equivalents	$129,410	$129,410	$—	$—
Restricted cash (2)	$346	$346	$—	$—
Secured long-term debt, including current portion (1)	$842,035	$—	$842,035	$—
Unsecured long-term debt (1)	$300,000	$—	$300,000	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs of $8.1 million and $28.4 million as of December 31, 2022 and December 31, 2021, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities and does not include amounts related to the accumulated accrued interest.
(2)	The Company was required to maintain cash on a retention account as collateral for the then upcoming scheduled debt payments related to the now repaid the Eurobank $30 mil. Facility, which was recorded in restricted cash under current assets as of December 31, 2021.